SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2024
Share-based payment arrangements [Abstract]
SHARE-BASED COMPENSATION
NOTE 22 - SHARE-BASED COMPENSATION
Description of plans
Performance-Based Restricted Stock Units (equity-settled)
In March 2024, the Company granted Performance Stock Units (PSUs) to selected employees and the CEO. These units vest if the following conditions are met:
•A vesting condition under which the beneficiaries must be continuously at the service of the Company through the end of a three-year vesting period; and
•A performance condition, contingent on the TSR performance of Constellium shares over the vesting period compared to the TSR of specified indices. PSUs will ultimately vest based on a vesting multiplier which ranges from 0% to 200%.
The following table lists the inputs to the valuation model used for the PSUs granted in March 2024:

March 2024 PSUs
Fair value at grant date (in euros)	24.84
Share price at grant date (in euros)	18.14
Dividend yield	—
Expected volatility (A)	44%
Risk-free interest rate (US government bond yield)	4.46%
Model used	Monte Carlo
(A)Volatility in the share prices of the Company and companies included in indices were estimated based on observed historical volatilities over a period equal to the PSU vesting period.
Restricted Stock Units Award Agreements (equity-settled)
In March 2024, the Company granted Restricted Stock Units (RSUs) to selected employees and the CEO subject to the beneficiaries remaining continuously at the service of the Group from the grant date to the end of the three-year vesting period.The fair value of the RSUs awarded is €18.14, being the euro equivalent of the quoted market price at grant date.
Expense recognized during the period
In accordance with IFRS 2, share-based compensation is recognized as an expense over the vesting period. The estimate of this expense is based upon the fair value of a potential ordinary share at the grant date. The total share-based compensation amounted to €12 million and €10 million for the six months ended June 30, 2024 and 2023, respectively.
Movement of potential shares

	PSUs	RSUs	Total potential shares
At December 31, 2023	1,797,179	1,664,370	3,461,549
Granted (A)	600,268	545,477	1,145,745
Over-performance (B)	297,335	—	297,335
Vested (C)	(864,792)	(473,952)	(1,338,744)
Forfeited (D)	(12,184)	(16,344)	(28,528)
At June 30, 2024	1,817,806	1,719,551	3,537,357
(A)For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.
(B)When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.
(C)During the six months ended June 30, 2024, Constellium SE delivered 1,338,744 ordinary shares previously repurchased by Constellium SE to beneficiaries of a share-based compensation plan vested in May 2024.
(D)For potential shares related to PSUs, 12,184 were forfeited as a result of the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.